Statement of Changes in Stockholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2009	$ (68,333)	$ 2	$ 105,954	$ 2,909,518	$ (2,183,635)
Beginning Balance (Shares) at Dec. 31, 2009	0	2,000	105,954,395	0	0
Retroactive restatement for a 1 for 10 reverse common stock split on June 27, 2012	0	0	(95,359)	95,359	0
Retroactive restatement for a 1 for 10 reverse common stock split on June 27, 2012 (Shares)	0	0	(95,358,956)	0	0
Compensation recognized under consulting agreement (May 31, 2008)	20,000	0	0	0	0
Waiver of related party expense	0	0	0	22,440	0
Options issued for services	0	0	0	2,108	0
Common shares issued for services	0	0	243	239,900	0
Common shares issued for services (Shares)	0	0	242,600	0	0
Common shares issued for purchase of assets	0	0	25	23,725	0
Common shares issued for purchase of assets (Shares)	0	0	25,000	0	0
Common shares issued for cash	0	0	1,481	1,998,519	0
Common shares issued for cash (Shares)	0	0	1,481,481	0	0
Net Income (Loss)	0	0	0	0	23,600
Balance at Dec. 31, 2010	3,095,547	2	12,344	5,291,569	(2,160,035)
Balance (Shares) at Dec. 31, 2010	0	200	12,344,521	0	0
Compensation recognized under consulting agreement (May 31, 2008)	20,000	0	0	0	0
Waiver of related party expense	0	0	0	22,440	0
Options issued for services	0	0	0	98,500	0
Common shares issued for services	0	0	342	669,149	0
Common shares issued for services (Shares)	0	0	341,500	0	0
Common shares issued for cash	0	0	2,753	4,253,247	0
Common shares issued for cash (Shares)	0	0	2,752,908	0	0
Net Income (Loss)	0	0	0	0	(2,937,062)
Balance at Dec. 31, 2011	$ 5,224,915	$ 2	$ 15,439	$ 10,304,904	$ (5,067,097)
Balance (Shares) at Dec. 31, 2011	0	200	15,438,929	0	0